Note 8 - Disclosure of financial instruments and risk management (Tables)	6 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]

	June 30, 2022
		category		fair value
kEUR	carrying amount	(IFRS 9)	fair value	level
Noncurrent financial assets
Other financial assets
Security deposits	91	AC	75	2
Other assets	2	AC	n/a*	n/a
Current financial assets
Other financial assets
Paypal reserve	396	AC	n/a*	n/a
Receivables from payment providers and deposits	269	AC	n/a*	n/a
Debtor creditors	147	AC	n/a*	n/a
Current trade receivables	44	AC	n/a*	n/a
Current trade receivables (affiliated companies)	1	AC
Other	106	AC	n/a*	n/a
Cash and cash equivalents	89,774	AC	n/a*	n/a
Noncurrent financial liabilities
Financial liabilities
Loans and participation rights	3,740	FLAC	3,387	3
Lease liabilities	2,406	—	—	—
Current financial liabilities
Financial liabilities
Loans and participation rights	98	FLAC	n/a*	n/a
Lease liabilities	435	—	—	—
Trade payables	8,670	FLAC	n/a*	n/a
Other payables	7,089	FLAC	n/a*	n/a
Contract liabilities	115	—	—	—
*	The carrying amount approximately equals the fair value, thus no separate fair value disclosure is needed according to IFRS 7.29

	December 31, 2021
		category		fair value
kEUR	carrying amount	(IFRS 9)	fair value	level
Noncurrent financial assets
Other financial assets
Security deposits	91	AC	89	2
Current financial assets
Other financial assets
Paypal reserve	6,000	AC	n/a*	n/a
Receivables from payment providers and deposits	169	AC	n/a*	n/a
Debtor creditors	26	AC	n/a*	n/a
Current trade receivables	20	AC	n/a*	n/a
Current trade receivables (affiliated companies)	11	AC	n/a*	n/a
Other	7	AC	n/a*	n/a
Cash and cash equivalents	132,939	AC	n/a*	n/a
Noncurrent financial liabilities
Financial liabilities
Loans and participation rights	3,718	FLAC	3,466	3
Lease liabilities	2,635	—	—	—
Current financial liabilities
Financial liabilities
Loans and participation rights	31	FLAC	n/a*	n/a
Lease liabilities	441	—	—	—
Mandatory convertible notes	—	FVTPL	—	—
Trade payables	6,866	FLAC	n/a*	n/a
Other payables	1,001	FLAC	n/a*	n/a
*	The carrying amount approximately equals the fair value, thus no separate fair value disclosure is needed according to IFRS 7.29